Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments (equity securities-FVOCI)	$ 5,409	$ 3,584
Total Assets	5,409	3,584
Other liabilities (related to business combination)	14,875	14,921
Total Liabilities	14,875	14,921
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments (equity securities-FVOCI)	5,409	3,584
Total Assets	5,409	3,584
Other liabilities (related to business combination)	14,875	14,921
Total Liabilities	$ 14,875	$ 14,921